Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 11	$ 111,871	$ (63,030)	$ 48,852		$ 48,852
Balance, shares at Dec. 31, 2021	449,673	10,613,964
Conversion of Series A Convertible Preferred Shares to common stock			(1)		(1)		(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(200)	896
Cancellation of Shares
Cancellation of share, shares		(1)
Fractional shares settlement for Reverse Split			(1)		(1)		(1)
Fractional shares settlement for reverse split, shares		(540)
Preferred stock dividends				(871)	(871)		(871)
Net income/(loss)				13,392	13,392		13,392
Ending balance, value at Dec. 31, 2022		$ 11	111,869	(50,509)	61,371		61,371
Balance, shares at Dec. 31, 2022	449,473	10,614,319
Conversion of Series A Convertible Preferred Shares to common stock			3	(1)	2		2
Conversion of Series A Convertible Preferred Shares to common stock, shares	(45,842)	204,819
Preferred stock dividends				(797)	(797)		(797)
Net income/(loss)				37,037	37,037	(201)	36,836
Common stock re-purchase program			(1,244)		(1,244)		(1,244)
Common stock re-purchase program, shares		(331,591)
Restricted common stock grants			171		171		171
Restricted common stock grants, shares		55,000
Contributions from non-controlling interest						4,520	4,520
Redemption of Series A Convertible Preferred shares, shares	(403,171)
Ending balance, value at Dec. 31, 2023		$ 11	110,799	(14,270)	96,540	4,319	100,859
Balance, shares at Dec. 31, 2023	403,631	10,542,547
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(460)	2,053
Preferred stock dividends				(586)	(586)		(586)
Net income/(loss)				12,868	12,868	(361)	12,507
Common stock re-purchase program			(1,486)		(1,486)		$ (1,486)
Common stock re-purchase program, shares		(331,558)					(331,558)
Restricted common stock grants			62		62		$ 62
Restricted common stock grants, shares		72,500
Contributions from non-controlling interest						5,880	5,880
Common stock issued for vessel acquisition			1,382		1,382		1,382
Common stock issued for vessel acquisition, shares		267,857
Deemed dividend from vessel acquisition			(5,325)		(5,325)	(3,550)	(8,875)
Redemption of Series A Convertible Preferred shares			(7,397)	(2,682)	(10,079)		(10,079)
Ending balance, value at Dec. 31, 2024		$ 11	$ 98,035	$ (4,670)	$ 93,376	$ 6,288	$ 99,664
Balance, shares at Dec. 31, 2024		10,553,399